[Graphic]

GLEN R. JOHNSON

President
Tax-Free Instruments Trust

President's Message

Dear Shareholder:

Tax-Free Instruments Trust was created in 1981, and I am pleased to present its 17th Semi-Annual Report. This report covers the first half of the trust's fiscal year, which is the six-month period from April 1, 1999 through September 30, 1999. It begins with an interview with the trust's portfolio manager, Jeff A. Kozemchak, Senior Vice President of Federated Investment Management Company. Following his discussion are two additional items of shareholder interest. First is a complete listing of the trust's holdings, and second is a publication of the trust's financial statements.

Tax-Free Instruments Trust keeps your cash pursuing daily tax-free income 1 from a portfolio of approximately 250 short-term money market securities issued by municipalities across the U.S. In addition, the trust is managed to keep the value of your principal stable, while giving you daily access to your invested cash.2 It has accomplished this goal since its inception.

Tax-free dividends paid to shareholders during the six-month reporting period totaled $0.01 per share for both Investment Shares and Institutional Service Shares. Net assets reached approximately $1.9 billion on September 30, 1999.

Thank you for keeping your cash working through the daily, tax-free earning power of Tax-Free Instruments Trust. As always, we welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

November 15, 1999

1 Income may be subject to the federal alternative minimum tax and state and local taxes.

2 An investment in the trust is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the trust.

[Graphic]

JEFF A. KOZEMCHAK, CFA

Senior Vice President

Federated Investment Management Company

Investment Review

WHAT IS YOUR ANALYSIS OF THE RISING INTEREST RATE ENVIRONMENT DURING THE REPORTING PERIOD, AND ITS EFFECT ON THE SHORT-TERM MUNICIPAL MARKET?

The economy entered 1999 with considerable strength, and lingering fears about the economic crises overseas were replaced by concerns that robust economic growth would ignite inflationary pressures. First quarter U.S. gross domestic product ("GDP") was 4.30%, driven by consumer demand and housing. The second quarter of 1999 brought continued evidence of growth that the market and the Federal Reserve Board (the "Fed") could no longer ignore. In spite of a benign inflationary picture, interest rates rose across the yield curve, as expectations mounted that the Fed would tighten monetary policy due to growth that exceeded traditional measures of non- inflationary potential. The Fed issued commentary that reinforced this belief, even though it acknowledged that productivity gains continued to rein in inflationary pressures. By the time Fed Chairman Greenspan testified before the Joint Economic Committee in June 1999, market expectations reflected the inevitable near-term tightening and anticipated additional tightenings. As a result, when the Fed opted to tighten by 25 basis points on June 30, 1999, but announced a neutral inter-meeting policy stance, the market took this as a sign that additional tightenings may not be forthcoming. In July, however, Chairman Greenspan indicated in his Humphrey Hawkins testimony before Congress, that the Fed was prepared to continue to act preemptively against the threat of inflation. The Fed did indeed act in late August by raising the Fed Funds Target rate by an additional 25 basis points to bring it up to 5.25%. In September 1999, labor market constraints remained a concern of the Fed, reinforcing the belief that an additional tightening could occur as early as mid-November.

Interest rates in tax-exempt money markets over the period were influenced by the two Fed tightenings as well as the expectation of a future tightening. Supply and demand factors also played a large role in the absolute level of interest rates, as demand was rather weak during the income tax payment season in April 1999 and rather strong in early June and July 1999. The supply of fixed-rate notes improved in June and July as the summer note issuance season began.

Yields on variable rate demand notes ("VRDN"), which comprise over 65% of the trust's assets, started the reporting period at a low of 2.80%, but corrected rather quickly and moved up over 4.00% in late April 1999, due to net redemptions in the money markets as investors made record income tax payments. From May through August 1999, VRDN yields remained range bound between 3.00% and 3.50% as demand stabilized and supply became more plentiful. In September 1999, net redemption activity once again prompted VRDN selling, pushing rates as high as 3.85% by the end of the reporting period.

WHAT WERE YOUR STRATEGIES FOR TAX-FREE INSTRUMENTS TRUST DURING THE SIX-MONTH REPORTING PERIOD ENDED SEPTEMBER 30, 1999?

Early in the reporting period, we maintained a 35-40 day average maturity target range, which was consistent with our expectations for tighter monetary policy for most of the reporting period. In June 1999, new issuance of fixed-rate notes began, but at levels we deemed unattractive or too low. We decided to wait until August 1999, after interest rates rose over the summer, to extend the average maturity of the trust and lock-in more attractive yields.

HOW HAS THE TRUST PERFORMED OVER THE REPORTING PERIOD FROM A
YIELD PERSPECTIVE?

The 7-day net yield 1 for the Institutional Service Shares on September 30, 1999 was 3.22% compared to 2.62% six months earlier. The latest yield was the equivalent of a 5.33% taxable yield for investors in the highest federal tax bracket.2

For the Investment Shares, the 7-day net yield on September 30, 1999 was 3.07% compared to 2.47% six months earlier. This latest yield was equivalent to a 5.08% taxable yield for investors in the highest federal tax bracket.

AS WE MOVE TOWARD THE END OF 1999, EXPECTATIONS ARE MIXED FOR FURTHER TIGHTENINGS, OR INCREASES IN RATES, BY THE FED. WHAT DO YOU SEE AHEAD FOR

SHORT-TERM RATES?

We believe that further tightenings are likely with a strong chance of one more this year. If economic data continues to show strong growth combined with labor market constraints and increasing inflationary signals, then it is likely that the Fed will move to increase rates to moderate domestic demand. With this outlook in mind, the average maturity of the trust will continue to be managed in accordance with our expectations of a continued Fed bias toward more restrictive monetary policy (i.e., higher rates). Therefore, we will continue to keep the average maturity targeted in a neutral range while evaluating attractive investment opportunities to enhance the trust's yield. We will continue to watch market developments with great interest in order to best serve our municipal clients.

1 The 7-day net yield is calculated daily, based on the income dividends for the seven days ending on the date of calculation and then compounded and annualized.

2 Performance quoted represents past performance and is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the trust's current earnings.

Portfolio of Investments

SEPTEMBER 30, 1999 (UNAUDITED)



PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 99.9%

                 ALABAMA-1.8%

  $  6,000,000   Homewood, AL IDA Weekly
                 VRDNs (Mountain Brook Inn
                 (Homewood AL))/(SouthTrust
                 Bank of Alabama,
                 Birmingham LOC)                  $     6,000,000
    10,000,000   Hoover, AL Board of
                 Education, (Series 1999C),

                 3.80% BANs, 8/1/2000                  10,000,000
    12,000,000   Jefferson County, AL,
                 (Series A), 3.45% Bonds
                 (Bayerische Landesbank
                 Girozentrale LOC),

                 10/1/1999                             12,000,000
       665,000   Madison, AL IDA, (Series A)
                 Weekly VRDNs (Executive
                 Inn)/(AmSouth Bank N.A.,

                 Birmingham LOC)                          665,000
     4,295,000   Stevenson, AL IDB,
                 Industrial Revenue Bonds
                 (Series 1996-A) Weekly
                 VRDNs (Unitog Co.)/(UMB

                 Bank, N.A. LOC)                        4,295,000
                 TOTAL                                 32,960,000

                 ALASKA-0.3%

     5,440,000   Alaska State Housing
                 Finance Corp., PT-37 Daily
                 VRDNs (Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                                   5,440,000
                 ARIZONA-1.4%

     5,985,000   Maricopa County, AZ, IDA
                 (Series 1984) Weekly VRDNs

                 (Gannett Co., Inc.)                    5,985,000
     2,950,000   Maricopa County, AZ, IDA,
                 (Series 1999A) Daily VRDNs
                 (Orangewood CCRC)/(Banque

                 Nationale de Paris LOC)                2,950,000
     1,920,000   Phoenix, AZ Civic
                 Improvement Corp., PA-405
                 (Series 1998A) Weekly
                 VRDNs (FSA INS)/(Merrill
                 Lynch Capital Services,

                 Inc. LIQ)                              1,920,000
     2,300,000   Phoenix, AZ IDA, (Series
                 1984) Weekly VRDNs (Del Mar
                 Terrace Apartments)/(Bank

                 of America, N.A. LOC)                  2,300,000
     1,980,000   Phoenix, AZ IDA, PT-1032
                 Weekly VRDNs (GNMA
                 COL)/(Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                                   1,980,000

     2,425,000   Phoenix, AZ, PA-236 Weekly
                 VRDNs (Merrill Lynch
                 Capital Services, Inc.

                 LIQ)                                   2,425,000

     1,115,000   Pima County, AZ IDA Weekly VRDNs (A & P Investments)/(Bank One,

                 Arizona N.A. LOC)                      1,115,000
     5,203,000   Pima County, AZ IDA Weekly
                 VRDNs (BJR Investments,
                 Inc.)/(Bank One, Arizona

                 N.A. LOC)                              5,203,000

       820,000   Scottsdale, AZ IDA Weekly
                 VRDNs (Scottsdale Memorial
                 Hospitals)/(AMBAC
                 INS)/(Credit Local de

                 France LIQ)                              820,000
       800,000   Yavapai, AZ IDA, (Series
                 1997B) Weekly VRDNs
                 (Yavapai Regional Medical
                 Center)/(FSA INS)/(Credit

                 Local de France LIQ)                     800,000
                 TOTAL                                 25,498,000


PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 ARKANSAS-0.5%

 $   9,600,000   Hope, AR, Solid Waste
                 Disposal Revenue Bonds
                 (Series 1994), 4.10% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender
                 10/28/1999                      $      9,600,000
                 CALIFORNIA-5.2%

    20,000,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (California Non-AMT)
                 (Series 1999-7) Weekly
                 VRDNs (Los Angeles, CA
                 Unified School
                 District)/(MBIA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                  20,000,000

     9,500,000   California Public Capital
                 Improvements Financing
                 Authority, Trust Receipts
                 (Series 1996 FR-3) Weekly
                 VRDNs (MBIA INS)/(Bank of

                 New York, New York LIQ)                9,500,000
     1,000,000   California State, Floater
                 Certificates (Series 1998-
                 55) Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                              1,000,000
    31,900,000   Los Angeles, CA Unified
                 School District, (Series
                 FR/RI-A19) Weekly VRDNs
                 (Bank of New York, New York

                 LIQ)                                  31,900,000

    16,500,000   Monterey Peninsula, CA
                 Water Management District
                 Weekly VRDNs (Wastewater
                 Reclaimation)/(Bank of

                 America, N.A. LOC)                    16,500,000
    16,485,666   PBCC LeaseTOPS Trust
                 (California Non-AMT)
                 (Series 1998-1) Weekly
                 VRDNs (AMBAC INS)/(Pitney

                 Bowes Credit Corp. LIQ)               16,485,666
     1,000,000   San Francisco, CA City &
                 County Airport Commission,
                 Floater Certificates
                 (Series 1998-31) Weekly
                 VRDNs (FGIC INS)/(Bank of

                 America, N.A. LIQ)                     1,000,000
                 TOTAL                                 96,385,666

                 COLORADO-2.2%

     1,815,000   Colorado Health Facilities
                 Authority, (Series 1998F)
                 Weekly VRDNs
                 (Developmental
                 Disabilities Center)/(Bank

                 One, Colorado LOC)                     1,815,000
     2,960,000   Colorado Health Facilities
                 Authority, (Series 1998B)
                 Weekly VRDNs
                 (Developmental Pathways,
                 Inc.)/(Bank One, Colorado

                 LOC)                                   2,960,000

     2,915,000   Colorado Health Facilities
                 Authority, (Series 1998D)
                 Weekly VRDNs (North Metro
                 Community Servies,
                 Inc.)/(Bank One, Colorado

                 LOC)                                   2,915,000

       300,000   Colorado Health Facilities
                 Authority, (Series 1998E)
                 Weekly VRDNs (Arkansas
                 Valley)/(Bank One,

                 Colorado LOC)                            300,000
       760,000   Colorado Health Facilities
                 Authority, (Series 1998H)
                 Weekly VRDNs (Community
                 Partnership for Child
                 Development)/(U.S. Bank,

                 N.A. Minneapolis LOC)                    760,000
     2,100,000   Colorado Postsecondary
                 Educational Facilities,
                 (Series 1997) Weekly VRDNs
                 (Waldorf School
                 Association of Boulder,
                 Inc. - Shining Mountain
                 Waldorf School)/(KeyBank,

                 N.A. LOC)                              2,100,000

     3,000,000   Colorado Springs, CO Utility System, IDRB's (Series 1996)
                 Weekly VRDNs (Micro Metals, Inc.)/(U.S. Bank, N.A.

                 Minneapolis LOC)                       3,000,000
    16,670,000 1 Denver, CO City & County
                 Airport Authority, CDC
                 Class A Certificates,
                 (Series 1997K), 3.45% TOBs
                 (MBIA INS)/(CDC Municipal
                 Products, Inc. LIQ),

                 Optional Tender 5/11/2000             16,670,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 COLORADO-CONTINUED

 $   4,605,000   Mesa County, CO, (Series
                 1996) Weekly VRDNs (3D
                 Systems Corp.)/(Norwest
                 Bank Minnesota, N.A. LOC)       $      4,605,000
     5,365,000   Thornton, CO, Multifamily
                 Housing Refunding Revenue
                 Bonds (Series 1989A)
                 Weekly VRDNs (Quail Ridge
                 Project)/(General Electric

                 Capital Corp. LOC)                     5,365,000
                 TOTAL                                 40,490,000

                 CONNECTICUT-3.5%

     3,020,000   Connecticut Development
                 Authority Health Care
                 Revenue Weekly VRDNs
                 (Corporation for
                 Independent Living)/(Chase
                 Manhattan Bank N.A.,

                 New York LOC)                          3,020,000
     8,400,000   Connecticut Development
                 Authority Health Care
                 Revenue Weekly VRDNs
                 (Corporation for
                 Independent
                 Living)/(Credit Local de

                 France LOC)                            8,400,000
     1,500,000   Connecticut Development
                 Authority, (Series 1997A) Weekly VRDNs (Bradley Airport Hotel
                 Project)/(KBC Bank N.V.

                 LOC)                                   1,500,000
    12,100,000   Connecticut State HEFA,
                 (Series B) Weekly VRDNs
                 (Edgehill)/(Paribas, Paris

                 LOC)                                  12,100,000

    35,275,000   Connecticut State, PUTTERs
                 (Series 110) Weekly VRDNs
                 (FGIC INS)/(J.P. Morgan &

                 Co., Inc. LIQ)                        35,275,000
     4,625,000   New Britain, CT, (Series
                 1999) Weekly VRDNs (AMBAC
                 INS)/(Bank of Nova Scotia,

                 Toronto LIQ)                           4,625,000
                 TOTAL                                 64,920,000

                 FLORIDA-0.2%

       140,000   Highlands County, FL
                 Health Facilities,
                 Variable Rate Demand
                 Revenue Bonds (Series
                 1996A) Weekly VRDNs
                 (Adventist Health
                 System)/(SunTrust Bank,
                 Central Florida LOC)                     140,000
     4,000,000   Pinellas County, FL Health
                 Facility Authority Daily
                 VRDNs (Chase Manhattan

                 Bank N.A., New York LOC)               4,000,000
                 TOTAL                                  4,140,000

                 GEORGIA-6.8%

     2,900,000   Albany-Dougherty, GA
                 Payroll Development
                 Authority Weekly VRDNs
                 (Flint River Services,
                 Inc.)/(Columbus Bank and

                 Trust Co., GA LOC)                     2,900,000
    11,665,000   Bibb County, GA
                 Development Authority,
                 (Series 1991IR-1) Weekly
                 VRDNs (Temple-Inland,

                 Inc.)                                 11,665,000
     7,000,000   Burke County, GA
                 Development Authority, PCR
                 Bonds (Series 1998A),
                 3.50% CP (Oglethorpe Power
                 Corp. Vogtle
                 Project)/(AMBAC
                 INS)/(Rabobank Nederland,
                 Utrecht LIQ), Mandatory

                 Tender 1/25/2000                       7,000,000
     9,675,000   Cobb County, GA IDA,
                 (Series 1997) Weekly VRDNs
                 (Wyndham Gardens)/(Bankers

                 Trust Co., New York LOC)               9,675,000
     5,830,000   Columbus, GA IDA
                 Industrial & Port
                 Development Commission,
                 (Series 1992) Weekly VRDNs
                 (Maine Street Village
                 Partnership)/(Columbus

                 Bank and Trust Co., GA LOC)            5,830,000
PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 GEORGIA-CONTINUED

 $   3,925,000   Coweta County, GA
                 Residential Care
                 Facilities for the
                 Elderly, First Lien
                 Revenue Bonds (Series
                 1996B) Weekly VRDNs
                 (Wesley Woods of Newman-
                 Peachtree City, Inc.
                 Project)/(Paribas, Paris
                 LOC)                            $      3,925,000
     5,000,000   Crisp County, GA
                 Development Authority,
                 Solid Waste Disposal
                 Revenue Bonds (Series A),
                 3.75% TOBs (International
                 Paper Co.), Optional

                 Tender 3/1/2000                        5,000,000
     7,000,000   Dalton, GA, 3.64% TANs,
                 12/31/1999                             7,004,107

    12,000,000   De Kalb County, GA School
                 District, (Series 1999),

                 2.875% TANs, 12/30/1999               12,000,000
       325,000   Douglas County, GA School
                 District, 3.10% Bonds,

                 1/1/2000                                 325,000

     4,000,000   Fulco, GA Hospital
                 Authority, (Series 1999)
                 Weekly VRDNs (Piedmont
                 Hospital)/(SunTrust Bank,

                 Atlanta LOC)                           4,000,000
     1,660,000   Fulton County, GA Housing
                 Authority, (Series 1996)
                 Weekly VRDNs (Champions
                 Green Apartments
                 Project)/(SouthTrust Bank
                 of Alabama, Birmingham

                 LOC)                                   1,660,000

         2,435   Georgia Municipal
                 Association Weekly VRDNs
                 (MBIA INS)/(Credit Suisse

                 First Boston LIQ)                          2,435
    12,000,000   Glynn County, GA Schools,
                 3.48% TANs, 12/31/1999                12,005,247
    17,500,000   Gwinnett County, GA Water
                 and Sewer Authority,
                 Floater Certificates
                 (Series 1998-70) Weekly
                 VRDNs (Gwinnett County,
                 GA)/(Morgan Stanley, Dean
                 Witter Municipal Funding,

                 Inc. LIQ)                             17,500,000
    10,000,000   Rabun County, GA
                 Development Authority,
                 (Series 1999) Weekly VRDNs
                 (Rabun Gap-Nacoochee,
                 Inc.)/(SunTrust Bank,

                 Atlanta LOC)                          10,000,000
     2,000,000   Rome, GA, 3.25% TANs,
                 12/31/1999                             2,000,386

     4,600,000   Roswell, GA Housing
                 Authority, Multifamily
                 Housing Refunding Revenue
                 Bonds (Series 1988A)
                 Weekly VRDNs (Belcourt
                 Ltd. Project)/(Northern

                 Trust Co., Chicago, IL LOC)            4,600,000
     7,000,000   Savannah, GA EDA, (Series
                 1995A) Weekly VRDNs (Home

                 Depot, Inc.)                           7,000,000
     3,000,000   Whitfield County, GA
                 School System, 3.60% TANs,

                 12/31/1999                             3,002,555
                 TOTAL                                127,094,730

                 HAWAII-0.5%

     8,800,000   Clipper Tax-Exempt Trust
                 (Hawaii AMT) (Series 1998-
                 7) Weekly VRDNs (Hawaii
                 Finance and Development

                 Corp.)/(State Street LIQ)              8,800,000

                 IDAHO-1.3%

    25,000,000   Idaho Health Facilities
                 Authority, (Series 1995),
                 3.60% CP (Holy Cross Health
                 System Corp.), Mandatory

                 Tender 1/24/2000                      25,000,000

                 ILLINOIS-6.1%

     1,100,000   Champaign, IL, IDRB Weekly
                 VRDNs (Christie
                 Clinic)/(National City
                 Bank,
                 Indiana LOC)                           1,100,000
     7,100,000   Chicago, IL Public
                 Building Commission,
                 (Series 1997) Lehman
                 TR/FR-15 Weekly VRDNs
                 (Chicago, IL Board of
                 Education)/(MBIA
                 INS)/(Bank of New York, New
                 York LIQ)                              7,100,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 ILLINOIS-CONTINUED

 $  10,000,000 1 Chicago, IL, Variable Rate
                 Certificates (Series
                 1998M), 3.70% TOBs (FGIC
                 INS)/(Bank of America,
                 N.A. LIQ), Optional Tender
                 7/13/2000                       $     10,000,000
     1,033,000   Illinois Development
                 Finance Authority Weekly
                 VRDNs (Newlywed
                 Food)/(Mellon Bank N.A.,

                 Pittsburgh LOC)                        1,033,000
    16,700,000   Illinois Development
                 Finance Authority, PCR
                 Daily VRDNs (Diamond Star
                 Motors Corp.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)            16,700,000
    10,010,000   Illinois Development
                 Finance Authority, PT-131 (Series 1995A) Weekly VRDNs (Catholic
                 Health Partners Services)/(AMBAC INS)/(Merrill Lynch Capital
                 Services, Inc.

                 LIQ)                                  10,010,000

    19,000,000   Illinois Health Facilities
                 Authority, Revenue Bonds
                 (Series 1985B) Weekly
                 VRDNs (OSF Health Care
                 Systems)/(Bank of America,

                 N.A. LOC)                             19,000,000

    11,200,000   Illinois Health Facilities
                 Authority, Revenue
                 Refunding Bonds (Series
                 1997B) Weekly VRDNs
                 (Advocate Health Care
                 Network)/(Bank One, N.A.,
                 Harris Trust & Savings
                 Bank, Chicago and Northern
                 Trust Co., Chicago, IL
                 LIQs)                                 11,200,000
     2,850,000   Mendota, IL, IDRB (Series
                 1995) Weekly VRDNs
                 (Minnesota Diversified
                 Products, Inc.)/(Norwest

                 Bank Minnesota, N.A. LOC)              2,850,000
    29,980,000   Metropolitan Pier &
                 Exposition Authority, IL,
                 PT-1079 Weekly VRDNs
                 (McCormick Place)/(FGIC
                 INS)/(Bank of America,

                 N.A. LIQ)                             29,980,000

     1,600,000   Naperville, IL, Economic
                 Development Revenue
                 Refunding Bonds (Series
                 1994) Weekly VRDNs
                 (Independence Village
                 Associates, Ltd.
                 Project)/(U.S. Bank, N.A.
                 Minneapolis LOC)                       1,600,000
       700,000   Oakbrook Terrace, IL, IDRB
                 (Series 1993) Weekly VRDNs
                 (La Quinta Inns,
                 Inc.)/(Bank of America,

                 N.A. LOC)                                700,000
     2,000,000   Paxton, IL, (Series 1999)
                 Weekly VRDNs (Concrete
                 Technology, Inc.)/(Fifth
                 Third Bank, Cincinnati

                 LOC)                                   2,000,000
                 TOTAL                                113,273,000

                 INDIANA-1.9%

     7,500,000   Elkhart, IN, Community
                 Schools, 3.25% TANs,

                 12/31/1999                             7,501,812

     2,670,000   Hamilton County, IN, EDRB
                 (Series 1995) Weekly VRDNs
                 (Fabcon L.L.C.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                   2,670,000
     4,500,000   Jasper County, IN, (Series
                 1998A) Weekly VRDNs (Oak
                 Grove Christian Retirement
                 Village, Inc.)/(National

                 City Bank,

                 Michigan/Illinois LOC)                 4,500,000
     2,180,000   Kendallville, IN, IDRB
                 (Series 1995) Weekly VRDNs
                 (Rivnut Real Estate, Ltd.
                 Project)/(National City

                 Bank, Ohio LOC)                        2,180,000
     7,000,000   Richmond, IN EDA Weekly
                 VRDNs (Gannett Co., Inc.)              7,000,000
     5,000,000   Spencer County, IN,
                 (Series 1998) Weekly VRDNs
                 (American Iron Oxide Co.
                 Project)/(Bank of Tokyo-

                 Mitsubishi Ltd. LOC)                   5,000,000
     6,025,000   Winona Lake, IN, (Series
                 1999) Weekly VRDNs (Grace
                 College)/

                 (KeyBank, N.A. LOC)                    6,025,000
                 TOTAL                                 34,876,812


PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 IOWA-0.3%

 $   2,625,000   Des Moines, IA, IDRB
                 (Series 1994) Weekly VRDNs
                 (Printer, Inc.)/(Federal
                 Home Loan Bank of Des
                 Moines LOC)                     $      2,625,000
     3,850,000   Iowa Finance Authority,
                 (Series 1996) Weekly VRDNs
                 (Wittern Realty, Inc.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                   3,850,000
                 TOTAL                                  6,475,000

                 KANSAS-0.1%

     1,900,000   Olathe, KS, Industrial
                 Revenue Bonds (Series
                 1995) Weekly VRDNs (Garmin
                 International, Inc.
                 Project)/(Bank of America,

                 N.A. LOC)                              1,900,000

                 KENTUCKY-2.4%
     5,340,000   Henderson County, KY,

                 (Series 1996) Weekly VRDNs
                 (Audubon Metals LLC
                 Project)/(Harris Trust &

                 Savings Bank, Chicago LOC)             5,340,000
     3,960,000   Kentucky EDFA, (Series
                 1999B) Weekly VRDNs
                 (Baptist Healthcare
                 System)/(MBIA INS)/(Bank

                 One, Michigan LIQ)                     3,960,000
    34,000,000   Owensboro, KY, (Series
                 1996) Weekly VRDNs
                 (Owensboro Mercy Health
                 System, Inc.
                 Project)/(Bank of America,

                 N.A. LOC)                             34,000,000

     1,800,000   Owensboro, KY, Limited
                 Obligation Revenue Bonds,
                 3.65% TOBs (Dart
                 Polymers)/(Bank One,
                 Michigan LOC), Optional

                 Tender 12/1/1999                       1,800,000
                 TOTAL                                 45,100,000

                 LOUISIANA-0.2%
     3,000,000   Lake Charles, LA Harbor &

                 Terminal District, Revenue
                 Bonds (Series 1995A)
                 Weekly VRDNs (Polycom-
                 Huntsman, Inc.
                 Project)/(National City,

                 Pennsylvania LOC)                      3,000,000

                 MAINE-0.4%

     6,900,000   Jay, ME, Solid Waste
                 Disposal Revenue Bonds,
                 3.95% TOBs (International
                 Paper Co.), Optional

                 Tender 6/1/2000                        6,900,000

                 MARYLAND-0.6%

     7,215,000   Maryland State Community
                 Development
                 Administration, PA-170,
                 3.55% TOBs (Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender

                 2/10/2000                              7,215,000

     1,900,000   Maryland State Energy
                 Financing Administration,
                 Annual Tender Solid Waste
                 Disposal Revenue Refunding
                 Bonds, 4.35% TOBs (Nevamar
                 Corp.)/(International
                 Paper Co. GTD), Optional
                 Tender 9/1/2000                        1,900,000
     1,225,000   Maryland State IDFA,
                 (Series 1991) Weekly VRDNs
                 (Maryland Academy of
                 Sciences Facility)/(Bank

                 of America, N.A. LOC)                  1,225,000
                 TOTAL                                 10,340,000

                 MASSACHUSETTS-5.7%

    11,300,000   Commonwealth of
                 Massachusetts, (Series
                 1997B) Weekly VRDNs
                 (Landesbank Hessen-

                 Thueringen, Frankfurt LIQ)            11,300,000
    21,000,000   Massachusetts Bay Transit
                 Authority, (Series 1999)
                 Weekly VRDNs (Commerzbank

                 AG, Frankfurt LIQ)                    21,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 MASSACHUSETTS-CONTINUED

 $  16,500,000   Massachusetts Bay Transit
                 Authority, (Series 1999
                 FR/RI-A36) Weekly VRDNs
                 (Bank of New York, New York
                 LIQ)                            $     16,500,000
    15,400,000   Massachusetts HEFA,
                 (Series A) Weekly VRDNs
                 (Brigham & Women's
                 Hospital)/(Landesbank
                 Hessen-Thueringen,

                 Frankfurt LOC)                        15,400,000
    14,000,000   Massachusetts HEFA,
                 (Series F) Weekly VRDNs
                 (Children's Hospital of
                 Boston)/(Landesbank
                 Hessen-Thueringen,

                 Frankfurt LIQ)                        14,000,000
    13,000,000   Massachusetts Municipal
                 Wholesale Electric Co.,
                 Power Supply System
                 Revenue Bonds (Series
                 1994C) Weekly VRDNs
                 (Canadian Imperial Bank of

                 Commerce LOC)                         13,000,000
    15,800,000   Massachusetts Water
                 Resources Authority,
                 (Series 1999B) Weekly
                 VRDNs (Landesbank Hessen-

                 Thueringen, Frankfurt LOC)            15,800,000
                 TOTAL                                107,000,000

                 MINNESOTA-2.0%

    10,400,000   Becker, MN, PCR (Series 1992A), 3.60% CP (Northern States Power
                 Co.),

                 Mandatory Tender 12/8/1999            10,400,000
     7,500,000   Bloomington, MN, Highland
                 Park Apartments (Series
                 1999), 4.74375% TOBs
                 (Bayerische Landesbank
                 Girozentrale), Mandatory

                 Tender 5/1/2000                        7,500,000
     4,100,000   Coon Rapids, MN Hospital
                 Authority, (Series 1985)
                 Weekly VRDNs (Health
                 Central System)/(Norwest

                 Bank Minnesota, N.A. LOC)              4,100,000
     1,745,000   Coon Rapids, MN, (Series
                 1998) Weekly VRDNs (Gerald
                 R. Sizer)/(Norwest Bank

                 Minnesota, N.A. LOC)                   1,745,000
     6,415,000   Minnesota Public
                 Facilities Authority,
                 Morgan Stanley Floater
                 Certificate (Series 1998-
                 73) Weekly VRDNs (Morgan
                 Stanley, Dean Witter
                 Municipal Funding,

                 Inc. LIQ)                              6,415,000
     8,100,000   Southern Minnesota
                 Municipal Power Agency,
                 3.60% CP, Mandatory Tender

                 1/28/2000                              8,100,000
                 TOTAL                                 38,260,000

                 MISSOURI-0.2%

     3,720,000   Missouri Development
                 Finance Board, (Series
                 1995) Weekly VRDNs (Wilson
                 Trailer Sales, Inc.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                   3,720,000

                 MULTISTATE-5.2% 10,308,947 ABN AMRO Chicago Corp.

                 (Series 1997-1) LeaseTOPS
                 Trust Weekly VRDNs
                 (LaSalle National Bank,
                 Chicago LIQ)/(LaSalle
                 National Bank, Chicago

                 LOC)                                  10,308,947

    10,850,000   Banc One Capital Higher
                 Education Tax-Exempt
                 Income Trust, (Series 1)
                 Weekly VRDNs (Bank One,

                 Indiana, N.A. LOC)                    10,850,000
     7,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (First Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de

                 Belgique, Brussles LIQs)               7,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 MULTISTATE-CONTINUED

 $  15,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (Second Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de
                 Belgique, Brussles LIQs)        $     15,000,000
    19,000,000   Charter Mac Floater
                 Certificates Trust I,
                 (Third Tranche) Weekly
                 VRDNs (MBIA
                 INS)/(Bayerische
                 Landesbank Girozentrale,
                 Commerzbank AG, Frankfurt
                 and Credit Communal de

                 Belgique, Brussles LIQs)              19,000,000
    17,707,000   Clipper Tax-Exempt Trust
                 (AMT Multistate), (Series
                 A) Weekly VRDNs

                 (State Street LIQ)                    17,707,000
    17,119,000   Clipper Tax-Exempt Trust
                 (Non-AMT Multistate),
                 (Series A) Weekly VRDNs

                 (State Street LIQ)                    17,119,000
                 TOTAL                                 96,984,947

                 NEBRASKA-0.4%

     1,520,000   Douglas County, NE Weekly
                 VRDNs (Majors Plastics,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                   1,520,000
     4,650,000   Douglas County, NE, IDRB
                 (Series 1997) Weekly VRDNs
                 (American Laboratories,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                   4,650,000
     1,060,000   Douglas County, NE,
                 Industrial Development
                 Revenue Refunding Bonds
                 (Series 1994) Weekly VRDNs
                 (Omaha Fixture
                 Manufacturing
                 Project)/(Bank One,

                 Michigan LOC)                          1,060,000
                 TOTAL                                  7,230,000

                 NEVADA-0.3%
     2,985,000   Reno, NV, (Series 1997)

                 Weekly VRDNs (Drill
                 Systems, Inc.)/(Toronto-

                 Dominion Bank LOC)                     2,985,000
     1,900,000   Sparks, NV, IDRB (Series
                 1996) Weekly VRDNs (The
                 Antioch Publishing Co.
                 Project)/(National City

                 Bank, Ohio LOC)                        1,900,000
                 TOTAL                                  4,885,000

                 NEW HAMPSHIRE-0.7%
    14,000,000   Dover, NH, 4.10% BANs,

                 12/28/1999                            14,013,248
                 NEW JERSEY-5.6%

     4,000,000   Camden County, NJ Improvement Authority, (Series 1996) Weekly
                 VRDNs (Parkview Redevelopment Housing Project)/(General
                 Electric Capital Corp.

                 LOC)                                   4,000,000

     3,467,000   Clipper Tax-Exempt Trust
                 (New Jersey Non-AMT)
                 (Series 1998-6) Weekly
                 VRDNs (New Jersey Housing &
                 Mortgage Financing
                 Authority)/(MBIA
                 INS)/(State
                 Street LIQ)                            3,467,000
    17,900,000   New Jersey EDA Weekly VRDNs
                 (Center-For-Aging -
                 Applewood Estates)/(Fleet
                 National Bank,

                 Springfield, MA LOC)                  17,900,000
     6,650,000   New Jersey EDA Weekly VRDNs
                 (YM-YWHA of Bergen County,
                 NJ)/(Bank of New York, New

                 York LOC)                              6,650,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 NEW JERSEY-CONTINUED

 $   3,975,000   New Jersey EDA, (Series
                 1996) Weekly VRDNs (R.
                 Realty Co.)/(First Union
                 National Bank, Charlotte,
                 NC LOC)                         $      3,975,000
     1,925,000   New Jersey EDA, (Series 1998A) Weekly VRDNs (Bayshore Health
                 Care Center)/(KBC Bank N.V.

                 LOC)                                   1,925,000

     5,000,000   New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at
                 Rockleigh)/(PNC Bank, N.A.

                 LOC)                                   5,000,000

     3,000,000   New Jersey EDA, (Series 1999) Weekly VRDNs (VOADV Property,
                 Inc.)/(Commerce Bank, N.A., Cherry Hill, NJ

                 LOC)                                   3,000,000
     9,995,000 1 New Jersey Housing &
                 Mortgage Financing
                 Authority, PT-159, 3.70%

                 TOBs (MBIA
                 INS)/(Commerzbank AG,
                 Frankfurt LIQ), Optional

                 Tender 2/10/2000                       9,995,000
    26,105,000   New Jersey State
                 Transportation Trust Fund
                 Agency, Trust TOCs (Series
                 1999-2) Weekly VRDNs (FSA
                 INS)/(Chase Manhattan Bank

                 N.A., New York LIQ)                   26,105,000
    12,000,000   Trenton, NJ, 3.25% BANs,
                 3/10/2000                             12,005,068
     7,640,000   Trenton, NJ, 4.00% BANs,
                 10/21/1999                             7,643,324
     3,509,500   West Amwell Township, NJ,
                 3.40% BANs, 3/24/2000                  3,512,747
                 TOTAL                                105,178,139

                 NEW MEXICO-1.5%

     2,000,000   Albuquerque, NM, (Series
                 1996A) Weekly VRDNs (El
                 Encanto, Inc.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                   2,000,000
     3,300,000   Albuquerque, NM, Refunding
                 Revenue Bonds (Series
                 1992) Weekly VRDNs
                 (Charter Hospital of
                 Albuquerque, Inc.)/(Chase
                 Manhattan Bank N.A., New

                 York LOC)                              3,300,000
    19,200,000 1 Farmington, NM, PT-133,
                 3.25% TOBs (Southern
                 California Edison
                 Co.)/(MBIA INS)/(Credit
                 Suisse First Boston LIQ),

                 Optional Tender 4/6/2000              19,200,000
     3,900,000   Las Cruces, NM, IDRB
                 (Series 1994A) Weekly
                 VRDNs (F & A Dairy
                 Products, Inc.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                   3,900,000
                 TOTAL                                 28,400,000

                 NEW YORK-13.5%

     5,500,000   Amityville, NY Union Free
                 School District, (Series
                 1999), 4.00% TANs,

                 6/26/2000                              5,515,413

     4,000,000   Freeport, NY Union Free
                 School District, 4.00%

                 TANs, 6/29/2000                        4,007,171
     5,000,000   Long Beach, NY City School
                 District, 4.00% TANs,

                 6/29/2000                              5,009,007

    19,000,000   Long Island Power
                 Authority, PA-522 Weekly
                 VRDNs (Merrill Lynch
                 Capital Services, Inc.

                 LIQ)/(FSA LOC)                        19,000,000

     9,000,000   Metropolitan
                 Transportation Authority,
                 NY, MERLOTS (Series 1997 C-
                 2) Weekly VRDNs (FGIC
                 INS)/(First Union National

                 Bank, Charlotte, NC LIQ)               9,000,000
    15,650,000   Metropolitan
                 Transportation Authority, NY, SSP29 (Series 1999) Weekly VRDNs
                 (FSA INS)/(Chase Manhattan Bank

                 N.A., New York LIQ)                   15,650,000
    36,500,000   New York City Municipal
                 Water Finance Authority,
                 Trust Receipts (Series
                 1997 FR/RI-6) Weekly VRDNs
                 (MBIA INS)/(Bank of New

                 York, New York LIQ)                   36,500,000
PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 NEW YORK-CONTINUED

 $  11,270,000   New York City Municipal
                 Water Finance Authority,
                 Trust Receipts, (Series
                 1998 FR/RI-10) Weekly
                 VRDNs (FSA INS)/(Bank of
                 New York, New York LIQ)         $     11,270,000
    10,000,000   New York City Municipal
                 Water Finance Authority,
                 Trust Receipts, (Series
                 1998 FR/RI-11) Weekly
                 VRDNs (FSA INS)/(Bank of

                 New York, New York LIQ)               10,000,000
    23,000,000   New York City, NY
                 Transitional Finance
                 Authority, (1998 Subseries
                 A-1) Weekly VRDNs
                 (Commerzbank AG, Frankfurt

                 LIQ)                                  23,000,000

     3,625,000   New York City, NY, Series B Daily VRDNs (FGIC INS)/(FGIC
                 Securities

                 Purchase, Inc. LIQ)                    3,625,000
     1,410,000   New York State Energy
                 Research & Development
                 Authority, Trust Receipts,
                 (Series 1998 FR/RI-9)
                 Weekly VRDNs (Brooklyn
                 Union Gas Co.)/(MBIA
                 INS)/(Bank of New York, New

                 York LIQ)                              1,410,000
     2,500,000   New York State HFA, Health
                 Facilities Revenue Bonds
                 PA-143 Weekly VRDNs (New
                 York City, NY)/(Merrill
                 Lynch Capital Services,
                 Inc. LIQ)/(Merrill Lynch
                 Capital Services, Inc.

                 LOC)                                   2,500,000

     4,260,000   New York State Medical Care Facilities Finance Agency, PA-89
                 (Series 1994C) Weekly VRDNs (FHA INS)/(Merrill Lynch Capital
                 Services, Inc.

                 LIQ)                                   4,260,000

     5,500,000 1 New York State Thruway
                 Authority, PA-172, 3.80%
                 TOBs (Merrill Lynch
                 Capital Services, Inc.
                 LIQ)/(Merrill Lynch
                 Capital Services, Inc.
                 LOC), Optional Tender

                 1/27/2000                              5,500,000

     8,900,000   Panama, NY Central School
                 District, 4.00% BANs,

                 8/18/2000                              8,924,508
     9,938,000   Rochester, NY, 3.10% BANs,
                 10/28/1999                             9,939,423

     4,200,000   Salem, NY Central School
                 District, 3.50% BANs,

                 10/28/1999                             4,200,600

     9,700,000   Stillwater, NY Central
                 School District, 4.00%

                 BANs, 8/18/2000                        9,728,752
     9,950,000   Trumansburg, NY Central
                 School District, 3.60%

                 BANs, 6/15/2000                        9,970,340
     5,012,200   Tupper Lake, NY Central
                 School District, 4.00%

                 BANs, 7/13/2000                        5,025,399
    10,500,000   VRDC/IVRC Trust, (Series
                 1992A) Weekly VRDNs (New
                 York City Municipal Water
                 Finance Authority)/(MBIA
                 INS)/(Citibank N.A., New

                 York LIQ)                             10,500,000
     6,000,000   VRDC/IVRC Trust, (Series
                 1993B) Weekly VRDNs (Metropolitan Transportation Authority,
                 NY)/(AMBAC INS)/(Citibank

                 N.A., New York LIQ)                    6,000,000
    17,300,000   VRDC/IVRC Trust, (Series
                 1993G) Weekly VRDNs (St.
                 Lukes Roosevelt Hospital
                 Center)/(FHA INS)/(Chase
                 Manhattan Bank N.A., New

                 York LIQ)                             17,300,000
    13,000,000   William Floyd Union Free
                 School District, (Series
                 1999), 4.00% TANs,

                 6/30/2000                             13,039,768
                 TOTAL                                250,875,381

                 NORTH CAROLINA-6.0%

    10,000,000   1 ABN AMRO MuniTOPS Certificates Trust (North Carolina Non-Amt)
                 (Series 1998-23), 3.30% TOBs (Mission St. Josephs Health
                 System)/(MBIA INS)/(ABN AMRO Bank N.V., Amsterdam LIQ),
                 Optional

                 Tender 2/23/2000                      10,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 NORTH CAROLINA-CONTINUED

 $   4,600,000   Catawba County, NC
                 Industrial Facilities &
                 Pollution Control
                 Financing Authority,
                 (Series 1994) Weekly VRDNs
                 (Ethan Allen Inc
                 Project)/(Bankers Trust
                 Co., New York LOC)              $      4,600,000
    20,820,000   Charlotte, NC, Floater
                 Certificates (Series 1998-
                 69) Weekly VRDNs (Morgan
                 Stanley, Dean Witter
                 Municipal Funding, Inc.

                 LIQ)                                  20,820,000

     1,000,000   Cleveland County, NC
                 Industrial Facilities and
                 Pollution Control
                 Financing Authority Weekly
                 VRDNs (PPG Industries,

                 Inc.)                                  1,000,000
    17,400,000   Martin County, NC IFA,
                 (Series 1993) Weekly VRDNs

                 (Weyerhaeuser Co.)                    17,400,000
     6,300,000   New Hanover County, NC PCR
                 Financial Authority,
                 (Series 1984) Weekly VRDNs
                 (American Hoist & Derrick
                 Co. Project)/(BankBoston,

                 N.A. LOC)                              6,300,000

     9,500,000   North Carolina Eastern Municipal Power Agency, PT-132 Weekly
                 VRDNs (MBIA INS)/(Merrill Lynch Capital Services, Inc.

                 LIQ)                                   9,500,000

     5,650,000   North Carolina Educational
                 Facilities Finance Agency,
                 (Series 1990) Weekly VRDNs
                 (Bowman Gray School of
                 Medicine)/(Wachovia Bank
                 of NC, N.A. Winston-Salem

                 LOC)                                   5,650,000
     5,000,000 1 North Carolina HFA,
                 Variable Rate Certificates
                 (Series 1998L), 3.55% TOBs
                 (Bank of America, N.A.
                 LIQ), Optional Tender

                 6/1/2000                               5,000,000

     3,300,000   North Carolina Medical
                 Care Commission, (Series
                 1996) Weekly VRDNs (North

                 Carolina Baptist)                      3,300,000
     2,500,000   North Carolina Medical
                 Care Commission, Revenue
                 Bonds (Series 1992B)
                 Weekly VRDNs (North

                 Carolina Baptist)                      2,500,000
     1,400,000   North Carolina Medical
                 Care Commission, Revenue
                 Bonds (Series 1993) Weekly
                 VRDNs (Moses H. Cone

                 Memorial)                              1,400,000
     7,500,000   North Carolina Municipal
                 Power Agency No. 1, (Series
                 A), 3.80% CP (Morgan
                 Guaranty Trust Co., New
                 York and UBS AG LOCs),

                 Mandatory Tender 10/8/1999             7,500,000
    16,885,000   North Carolina State,
                 Floater Certificates
                 (Series 1998-38) Weekly
                 VRDNs (Morgan Stanley,
                 Dean Witter Municipal

                 Funding, Inc. LIQ)                    16,885,000
                 TOTAL                                111,855,000

                 NORTH DAKOTA-0.1%

     1,635,000   Fargo, ND, IDRB (Series
                 1994) Weekly VRDNs (Pan-O-
                 Gold Baking Co.
                 Project)/(Norwest Bank

                 Minnesota, N.A. LOC)                   1,635,000

                 OHIO-0.2%

     1,000,000   Banc One Capital Higher
                 Education Tax-Exempt
                 Income Trust, (Series 2
                 Certificates of Ownership)
                 Weekly VRDNs (Bank One,

                 Kentucky LOC)                          1,000,000
     3,000,000   Ohio State Water
                 Development Authority, PCR
                 Refunding Bonds Weekly
                 VRDNs (General Motors

                 Corp.)                                 3,000,000
                 TOTAL                                  4,000,000


PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 OKLAHOMA-1.0%

  $  2,295,000   Claremore, OK IDA Weekly
                 VRDNs (Baldor Electric
                 Co.)/(Wachovia Bank of NC,

                 N.A. Winston-Salem LOC)         $      2,295,000
     4,500,000   Oklahoma State Industrial
                 Authority, Flexible Rate
                 Hospital Revenue Bonds
                 (Series 1990B) Weekly
                 VRDNs (Baptist Medical
                 Center, OK)/(Morgan
                 Guaranty Trust Co., New

                 York LIQ)                              4,500,000
    11,700,000   Oklahoma State Industrial
                 Authority, Health System
                 Revenue Bonds (Series
                 1995A) Weekly VRDNs
                 (Baptist Medical Center,
                 OK)/(Morgan Guaranty Trust

                 Co., New York LIQ)                    11,700,000
                 TOTAL                                 18,495,000

                 OREGON-1.3%

    25,000,000   Oregon State, Veteran's
                 Welfare Bonds (Series 73G)
                 Weekly VRDNs (Morgan
                 Guaranty Trust Co., New

                 York LIQ)                             25,000,000

                 PENNSYLVANIA-2.3%
    22,000,000   Clinton County, PA IDA,

                 Solid Waste Disposal
                 Revenue Bonds (Series
                 1992A), 3.95% TOBs
                 (International Paper Co.),

                 Optional Tender 1/15/2000             22,000,000
     1,765,000   Clinton County, PA
                 Municipal Authority,
                 (Series A) Weekly VRDNs
                 (Lock Haven Hospital)/(PNC

                 Bank, N.A. LOC)                        1,765,000
    15,000,000   Dauphin County, PA General
                 Authority, (Education and
                 Health Loan Program,
                 (Series 1997) Weekly VRDNs
                 (AMBAC INS)/(Chase
                 Manhattan Bank N.A., New

                 York LIQ)                             15,000,000
     1,375,000   Erie County, PA IDA, Multi
                 Mode Revenue Refunding
                 Bonds Weekly VRDNs (Corry
                 Manor, Inc.)/(PNC Bank,

                 N.A. LOC)                              1,375,000

     2,000,000   Montgomery County, PA IDA
                 Weekly VRDNs (Plymouth
                 Woods)/
                 (PNC Bank, N.A. LOC)                   2,000,000
       900,000   Pennsylvania EDFA, (Series
                 1995 E) Weekly VRDNs (Home
                 Nursing Agency Affiliates
                 Project)/(PNC Bank, N.A.

                 LOC)                                     900,000
                 TOTAL                                 43,040,000

                 SOUTH CAROLINA-0.4%

     7,500,000   South Carolina State
                 Public Service Authority,
                 3.40% CP (Bank of America,
                 N.A., Bank of Nova Scotia,
                 Toronto, Commerzbank AG,
                 Frankfurt and Toronto-
                 Dominion Bank LIQs),
                 Mandatory Tender
                 10/14/1999                             7,500,000
                 SOUTH DAKOTA-0.8%

       600,000   Rapid City, SD Weekly VRDNs
                 (Gillette Dairy Black
                 Hills, Inc.)/(Bank of

                 Tokyo-Mitsubishi Ltd. LOC)               600,000
     4,840,000   South Dakota EDFA, (Series
                 1998) Weekly VRDNs (FIMCO,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                   4,840,000
     9,000,000   South Dakota Housing
                 Development Authority,
                 (Series I), 3.20% BANs,

                 12/2/1999                              9,000,000

     1,215,000   South Dakota Housing
                 Development Authority,
                 Homeownership Mortgage
                 Bonds (Series 1997E)

                 Weekly VRDNs                           1,215,000
                 TOTAL                                 15,655,000


PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 TENNESSEE-0.4%
 $   5,300,000   Carter County, TN IDB,

                 (Series 1983) Monthly
                 VRDNs (Inland Container
                 Corp.)/(Temple-Inland,

                 Inc. GTD)                       $      5,300,000
     2,000,000   Montgomery Co, TN Public
                 Building Authority, Pooled
                 Financing Revenue Bonds
                 (Series 1996) Weekly VRDNs
                 (Montgomery County
                 Loan)/(Bank of

                 America, N.A. LOC)                     2,000,000
       205,000   Washington County, TN IDB,
                 Revenue Refunding Bonds
                 (Series 1996) Weekly VRDNs
                 (Springbrook Properties
                 Project)/(SunTrust Bank,

                 Nashville LOC)                           205,000
                 TOTAL                                  7,505,000

                 TEXAS-7.3%

    15,750,000   1 ABN AMRO MuniTOPS Certificates Trust (Multistate AMT) (Series
                 1998-15), 3.35% TOBs (Houston, TX Airport System)/(FGIC
                 INS)/(ABN AMRO Bank N.V., Amsterdam LIQ), Optional Tender

                 2/16/2000                             15,750,000

    10,000,000   1 ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)
                 (Series 1998-24), 3.25% TOBs (Barbers Hill, TX Independent
                 School District)/(Texas Permanent School Fund Guarantee Program
                 GTD)/(ABN AMRO Bank N.V., Amsterdam LIQ),

                 Optional Tender 11/10/1999            10,000,000
    17,950,000   Angelina and Neches River
                 Authority, Texas, Solid
                 Waste Disposal Revenue
                 Bonds (Series 1993), 4.15%
                 CP (Temple-Eastex,
                 Inc.)/(Temple-Inland, Inc.
                 GTD), Mandatory Tender

                 10/27/1999                            17,950,000

     3,000,000   Angelina and Neches River
                 Authority, Texas, Waste
                 Disposal Revenue Bonds
                 (Series 1998), 4.10% CP
                 (Temple-Inland Forest
                 Products Corp.)/(Temple-
                 Inland, Inc. GTD),
                 Mandatory Tender
                 10/28/1999                             3,000,000

       900,000   Corpus Christi, TX IDC
                 Weekly VRDNs (Grainger

                 (W.W.), Inc.)                            900,000
     1,125,000   Harris County, TX Cultural
                 Education Facilities
                 Finance Corp. Weekly VRDNs
                 (Houston Museum of Natural
                 Sciences)/(Bank One, Texas

                 N.A. LOC)                              1,125,000
     8,300,000   Harris County, TX HFDC,
                 Hospital Revenue Bonds
                 (Series 1997) Daily VRDNs
                 (Methodist Hospital,

                 Harris County, TX)                     8,300,000
    10,000,000   Harris County, TX HFDC,
                 Trust Receipts (Series
                 1998 FR/RI-23) Weekly
                 VRDNs (Hermann
                 Hospital)/(FSA INS)/(Bank

                 of New York, New York LIQ)            10,000,000
       955,000   Harris County, TX IDC
                 Weekly VRDNs (Grainger

                 (W.W.), Inc.)                            955,000
    20,000,000   Harris County, TX, Toll
                 Road UT & Sub Lien Revenue
                 (Series 1994-G) Weekly
                 VRDNs (Morgan Guaranty

                 Trust Co., New York LIQ)              20,000,000
     1,360,000   Liberty County, TX IDA
                 Weekly VRDNs (Insteel
                 Industries, Inc.)/(First
                 Union National Bank,

                 Charlotte, NC LOC)                     1,360,000
     1,480,000   North Richland Hills, TX
                 IDC Weekly VRDNs (Tecnol,
                 Inc.)/(Bank of

                 America, N.A. LOC)                     1,480,000
    10,000,000   San Antonio, TX Electric &
                 Gas, Municipal Securities
                 Trust Receipts (Series
                 1997 SG 101) Weekly VRDNs
                 (Societe Generale, Paris

                 LIQ)                                  10,000,000

    10,000,000   1 Southeast Texas Housing Finance Corp., PT-165, 3.35% TOBs
                 (GNMA COL)/(Banque Nationale de Paris LIQ), Optional

                 Tender 3/9/2000                       10,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 TEXAS-CONTINUED
 $  25,000,000   Texas State, 4.50% TRANs,

                 8/31/2000                       $     25,176,908
                 TOTAL                                135,996,908
                 UTAH-0.4%
     7,830,000   Salt Lake County, UT,

                 Multifamily Housing
                 Revenue Refunding Bonds
                 (Series 1992) Weekly VRDNs
                 (Santa Fe
                 Apartments)/(First
                 Security Bank of Utah,

                 N.A. LOC)                              7,830,000

                 VIRGINIA-6.7%

     6,245,000   Alexandria, VA
                 Redevelopment and Housing
                 Authority, (Series 1996A)
                 Weekly VRDNs (Glebe Park
                 Apartments Project)/(KBC

                 Bank N.V. LOC)                         6,245,000
     3,200,000   Arlington County, VA
                 Weekly VRDNs (Ballston
                 Public Parking)/(Citibank

                 N.A.

                 New York LOC)                          3,200,000
     9,000,000   Chesterfield County, VA
                 IDA, (Series 1987A), 3.45%
                 CP (Virginia Electric
                 Power Co.), Mandatory

                 Tender 11/8/1999                       9,000,000
     9,000,000   Chesterfield County, VA
                 IDA, 3.45% CP (Virginia
                 Electric Power Co.),

                 Mandatory Tender 10/5/1999             9,000,000
     4,600,000   Fairfax County, VA EDA,
                 (Series 1995) Weekly VRDNs
                 (American Society of Civil
                 Engineers Foundation, Inc.
                 Project)/(Mellon Bank

                 N.A., Pittsburgh LOC)                  4,600,000
     1,800,000   Fairfax County, VA IDA
                 Weekly VRDNs (Inova Health
                 System)/(Credit Suisse

                 First Boston LIQ)                      1,800,000
     5,500,000   Fairfax County, VA IDA,
                 1998 Trust Receipts FR/RI-
                 A35 Weekly VRDNs (Fairfax
                 Hospital
                 System)/(Bayerische
                 Hypotheken-und Vereinsbank
                 AG LIQ)/(United States

                 Treasury PRF)                          5,500,000
     4,000,000   Hampton, VA Redevelopment
                 & Housing Authority,
                 (Series 1998) Weekly VRDNs
                 (Township
                 Apartments)/(AmSouth Bank

                 N.A., Birmingham LOC)                  4,000,000
    16,800,000   Henrico County, VA IDA,
                 MERLOTS (Series 1997C)
                 Weekly VRDNs (Bon Secours
                 Health System)/(FSA
                 INS)/(First Union National

                 Bank, Charlotte, NC LIQ)              16,800,000
    20,500,000   James City County, VA IDA,
                 (Series 1997) Weekly VRDNs
                 (Riverside Health System-

                 Patriots Colony)                      20,500,000
     3,825,000   Newport News, VA
                 Redevelopment & Housing
                 Authority, (Series 1999)
                 Weekly VRDNs (River Park
                 Towers)/(Bank One, Arizona

                 N.A. LOC)                              3,825,000

     2,885,000   Richmond, VA Redevelopment
                 & Housing Authority,
                 (Series 1989) Weekly VRDNs
                 (Belmont Apartment)/(First
                 Union National Bank,

                 Charlotte, NC LOC)                     2,885,000
     6,600,000   Roanoke, VA IDA, Hospital
                 Revenue Bonds (Series
                 1997A) Daily VRDNs
                 (Carillion Health
                 System)/(Bank of America,

                 N.A. LOC)                              6,600,000

     8,500,000   Virginia Resources
                 Authority, Water and Sewer
                 (Series 1997) Weekly VRDNs
                 (Henrico County,
                 VA)/(Crestar Bank of

                 Virginia, Richmond LIQ)                8,500,000
    10,000,000   Virginia State Public
                 Building Authority,
                 Floater Certificates
                 (Series 1998-131) Weekly
                 VRDNs (MBIA INS)/(Morgan
                 Stanley, Dean Witter
                 Municipal Funding,

                 Inc. LIQ)                             10,000,000

PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 VIRGINIA-CONTINUED
 $   4,000,000   Williamsburg, VA IDA,

                 (Series 1988) Weekly VRDNs
                 (Colonial Williamsburg
                 Foundation Museum)/(Bank

                 of America, N.A. LOC)           $      4,000,000
     7,800,000   York County, VA IDA,
                 (Series 1985), 3.45% CP
                 (Virginia Electric Power
                 Co.), Mandatory Tender

                 10/5/1999                              7,800,000
                 TOTAL                                124,255,000

                 WEST VIRGINIA-0.3%

     2,520,000   Berkeley County, WV County
                 Commission, IDBs (Series
                 1994) Weekly VRDNs
                 (Brentwood Industries,
                 Inc. Project)/(First Union
                 National Bank, Charlotte,

                 NC LOC)                                2,520,000

     3,000,000   Marshall County, WV, PCR
                 (Series 1992) Weekly VRDNs

                 (PPG Industries, Inc.)                 3,000,000
                 TOTAL                                  5,520,000

                 WISCONSIN-1.6%

     4,000,000   Beloit, WI School District, 3.35% TRANs,

                 10/29/1999                             4,000,328
     2,650,000   Combined Locks, WI,
                 Revenue Refunding Bonds,
                 (Series 1997) Weekly VRDNs
                 (Appleton Papers)/(Bank of

                 Nova Scotia, Toronto LOC)              2,650,000
     3,100,000   Glendale River Hills
                 School District, WI, 3.95%

                 TRANs, 8/21/2000                       3,106,650
     2,000,000   Green Bay, WI IDA, IDRB
                 (Series 1985) Weekly VRDNs
                 (St. Mary's Holdings,
                 Inc.)/(Mellon Bank N.A.

                 Pittsburgh LOC)                        2,000,000
     4,500,000   Mukwonago, WI Area School
                 District, 4.00% TRANs,

                 8/24/2000                              4,511,638
       540,000   Spooner, WI, (Series 1994)
                 Weekly VRDNs (Nash Finch
                 Co.)/(U.S. Bank, N.A.,

                 Minneapolis LOC)                         540,000
     3,750,000   Sun Prairie, WI Area School
                 District, 4.00% TRANs,

                 8/23/2000                              3,761,288

     2,600,000   Superior, WI, (Series
                 1998) Weekly VRDNs
                 (Partridge River Superior,
                 Inc.)/(Norwest Bank

                 Minnesota, N.A. LOC)                   2,600,000
     2,175,000   Wisconsin HEFA, (Series
                 1997) Weekly VRDNs (16th
                 Street Community Health
                 Center, Inc.)/(Bank One,

                 Wisconsin, N.A. LOC)                   2,175,000
     5,220,000   Wisconsin HEFA, (Series
                 1997) Weekly VRDNs (Cedar
                 Crest, Inc.)/(Bank One,

                 Wisconsin, N.A. LOC)                   5,220,000
                 TOTAL                                 30,564,904


PRINCIPAL

AMOUNT                                           VALUE

                 SHORT-TERM MUNICIPALS-

                 continued

                 WYOMING-0.3%

 $   1,830,000   Sweetwater County, WY IDA
                 Weekly VRDNs (FMC Gold
                 Co.)/(Wachovia Bank of NC,
                 N.A. Winston-Salem LOC)         $      1,830,000
     3,400,000   Sweetwater County, WY IDA,
                 PCR Refunding Bonds (Series 1994) Daily VRDNs
                 (Pacificorp)/(AMBAC INS)/(Bank of New York, New York, First
                 Interstate Bank of Oregon N.A. LIQ) and Bank of America, N.A.

                 LOCs)                                  3,400,000
                 TOTAL                                  5,230,000

                 TOTAL INVESTMENTS (AT

                 AMORTIZED COST) 2                $ 1,862,821,735



 Securities that are subject to alternative minimum tax represent 15.4% of the portfolio as calculated based upon total portfolio market value.

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At September 30, 1999, these securities amounted to $112,115,000 which represents 6.0% of net assets.

2 Also represents cost for federal tax purposes.

 The Trust may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

 Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Trust follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At September 30, 1999, the portfolio securities were rated as follows:

 Tier Rating Percentages Based on Total Market Value



FIRST TIER   SECOND TIER
93.8%        6.2%


Note: The categories of investments are shown as a percentage of net assets ($1,863,992,625) at September 30, 1999.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDA -Economic Development Authority EDFA -Economic Development Financing Authority EDRB -Economic Development Revenue Bonds FGIC -Financial Guaranty Insurance Company FHA -Federal Housing Administration FSA -Financial Security Assurance GNMA -Government National Mortgage Association GTD -Guaranteed HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority HFDC -Health Facility Development Corporation IDA -Industrial Development Authority IDB -Industrial Development Bond IDC -Industrial Development Corporation IDRB -Industrial Development Revenue Bond IDFA -Industrial Development Finance Authority IFA -Industrial Finance Authority INS -Insured LIQ -Liquidity Agreement LOC(s) -Letter(s) of Credit MBIA -Municipal Bond Investors Assurance MER -Municipal Exempt Receipts LOTS -Liquidity Optional Tender Series PCR -Pollution Control Revenue PRF -Prerefunded PUTTERs -Puttable Tax-Exempt Receipts TANs -Tax Anticipation Notes TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

SEPTEMBER 30, 1999 (UNAUDITED)



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 1,862,821,735
Income receivable                                    11,511,820
Receivable for shares sold                                  793
TOTAL ASSETS                                      1,874,334,348
LIABILITIES:

Payable for shares

redeemed                        $       175
Income distribution
payable                           2,201,924
Payable to bank                   8,012,922
Accrued expenses                    126,702
TOTAL LIABILITIES                                    10,341,723

Net assets for
1,864,021,692 shares

outstanding                                     $ 1,863,992,625
NET ASSETS CONSIST OF:
Paid in capital                                 $ 1,863,972,340
Undistributed net
investment income                                         5,242
Accumulated net realized
gain on investments                                      15,043
TOTAL NET ASSETS                                $ 1,863,992,625
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
INVESTMENT SHARES:

$1,637,998,113 /

1,637,922,997 shares

outstanding                                               $1.00

INSTITUTIONAL SERVICE

SHARES:
$225,994,512 / 226,098,695

shares outstanding                                        $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED SEPTEMBER 30, 1999 (UNAUDITED)



INVESTMENT INCOME:
Interest                                                            $ 33,108,746
EXPENSES:

Investment advisory fee                          $  4,843,759
Administrative personnel
and services fee                                      730,439
Custodian fees                                         53,811
Transfer and dividend
disbursing agent fees and
expenses                                              309,089
Directors'/Trustees' fees                              12,208
Auditing fees                                           9,011
Legal fees                                             13,427
Portfolio accounting fees                              92,643
Shareholder services fee-
Investment Shares                                   2,142,301
Shareholder services fee-
Institutional Service
Shares                                                279,579
Share registration costs                               51,620
Printing and postage                                   60,053
Insurance premiums                                     64,574
Miscellaneous                                           9,431
TOTAL EXPENSES                                      8,671,945
WAIVERS AND
REIMBURSEMENTS:
Waiver of investment
advisory fee                    $ (534,430)
Waiver of shareholder
services fee-Investment
Shares                            (856,920)
Waiver of shareholder
services fee-Institutional
Service Shares                    (279,579)
TOTAL WAIVERS                                      (1,670,929)
Net expenses                                                           7,001,016
Net investment income                                                 26,107,730
Net realized gain on
investments                                                               33,243
Change in net assets
resulting from operations                                           $ 26,140,973


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



                              SIX MONTHS
                              ENDED                   YEAR
                              (unaudited)             ENDED
                              SEPTEMBER 30,           MARCH 31,
                              1999                    1999

INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     26,107,730       $     54,286,478
Net realized gain on
investments                               33,243                189,574
CHANGE IN NET ASSETS

RESULTING FROM OPERATIONS             26,140,973             54,476,052
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net
investment income

Investment Shares                    (22,959,595)           (46,223,330)
Institutional Service
Shares                                (3,148,135)            (8,063,148)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (26,107,730)           (54,286,478)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             2,668,962,727          5,621,973,916
Net asset value of shares
issued to shareholders in
payment of
distributions declared                22,082,312             45,729,563
Cost of shares redeemed           (2,872,274,893)        (5,553,095,455)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (181,229,854)           114,608,024
Change in net assets                (181,196,611)           114,797,598
NET ASSETS:

Beginning of period                2,045,189,236          1,930,391,638
End of period                   $  1,863,992,625       $  2,045,189,236


See Notes which are an integral part of the Financial Statements

Financial Highlights-Investment Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                    SIX  MONTHS

                                    ENDED

                                    (unaudited)

                                    SEPTEMBER 30,                 YEAR ENDED MARCH 31,

                                    1999          1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING
OF PERIOD                           $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                  0.01          0.03          0.03          0.03          0.03          0.03
LESS DISTRIBUTIONS:

Distributions from net

investment income                     (0.01)        (0.03)        (0.03)        (0.03)        (0.03)        (0.03)
NET ASSET VALUE, END

OF PERIOD                           $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                         1.35%         2.83%         3.10%         2.92%         3.32%         2.70%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                             0.90% 3       0.90%         0.89%         0.89%         0.95%         0.87%
Net investment income 2                2.51% 3       2.62%         2.88%         2.70%         3.03%         2.49%
Expenses (after waivers)               0.74% 3       0.74%         0.73%         0.71%         0.71%         0.70%
Net investment income
(after waivers)                        2.67% 3       2.78%         3.04%         2.88%         3.27%         2.66%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                    $1,637,998    $1,771,606    $1,646,267    $1,506,918    $1,465,333    $1,277,894


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                   SIX  MONTHS

                                   ENDED

                                   (unaudited)

                                   SEPTEMBER 30,                 YEAR ENDED MARCH 31,

                                   1999          1999          1998          1997          1996          1995
NET ASSET VALUE, BEGINNING
OF PERIOD                          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
INCOME FROM
INVESTMENT OPERATIONS:

Net investment income                 0.01          0.03          0.03          0.03          0.03          0.03
LESS DISTRIBUTIONS:

Distributions from net

investment income                    (0.01)        (0.03)        (0.03)        (0.03)        (0.03)        (0.03)
NET ASSET VALUE, END

OF PERIOD                          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
TOTAL RETURN 1                        1.42%         2.98%         3.25%         3.08%         3.47%         2.85%

RATIOS TO AVERAGE NET ASSETS:

Expenses 2                            0.90% 3       0.90%         0.89%         0.89%         0.96%         0.72%
Net investment income 2               2.51% 3       2.62%         2.88%         2.69%         3.03%         2.65%
Expenses (after waivers)              0.59% 3       0.59%         0.58%         0.56%         0.56%         0.55%
Net investment income
(after waivers)                       2.82% 3       2.93%         3.19%         3.02%         3.43%         2.82%
SUPPLEMENTAL DATA:
Net assets, end of period

(000 omitted)                     $225,995      $273,583      $284,124      $247,946      $304,516      $358,826


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such waivers had not occurred, the ratios would have been as indicated.

3 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

SEPTEMBER 30, 1999 (UNAUDITED)

ORGANIZATION

Tax-Free Instruments Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust offers two classes of shares: Investment Shares and Institutional Service Shares. The investment objective of the Trust is current income exempt from federal income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act. Investments in other open-end regulated investment companies are valued at net asset value.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Trust will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At September 30, 1999, capital paid-in aggregated $1,863,972,340. Transactions in shares were as follows:



                              SIX  MONTHS        YEAR
                              ENDED              ENDED
                              SEPTEMBER 30,      MARCH 31,
                              1999               1999

INVESTMENT SHARES:
Shares sold                    2,305,547,976      4,781,934,595
Shares issued to
shareholders in payment of
distributions declared            21,932,883         45,282,001
Shares redeemed               (2,461,069,263)    (4,702,040,492)

NET CHANGE RESULTING FROM
INVESTMENT SHARE

TRANSACTIONS                    (133,588,404)       125,176,104


                              SIX  MONTHS        YEAR
                              ENDED              ENDED
                              SEPTEMBER 30,      MARCH 31,
                              1999               1999

INSTITUTIONAL SERVICE

SHARES:

Shares sold                      363,464,103        840,039,321
Shares issued to
shareholders in payment of
distributions declared               149,429            447,562
Shares redeemed                 (411,205,630)      (851,054,963)
NET CHANGE RESULTING FROM
INSTITUTIONAL SERVICE

SHARE TRANSACTIONS               (47,592,098)       (10,568,080)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS              (181,180,502)       114,608,024


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

Federated Services Company maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended September 30, 1999, the Trust engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $1,990,649,000 and $1,778,287,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

CHANGE OF INDEPENDENT AUDITORS

On May 19, 1999, the Trust's Trustees, upon the recommendation of the Audit Committee of the Trustees, requested and subsequently accepted the resignation of Arthur Andersen LLP ("AA") as the Trust's independent auditors. AA's reports on the Trust's financial statements for the fiscal years ended March 31, 1998 and March 31, 1999 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended March 31, 1998 and March 31, 1999, (i) there were no disagreements with AA on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of AA, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements for such years; and (ii) there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Act of 1934, as amended.

The Trust, by action of its Trustees, upon the recommendation of the Audit Committee of the Trustees, has engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Trust's financial statements for the fiscal year ending March 31, 2000. During the Trust's fiscal years ended March 31, 1998 and March 31, 1999, neither the Trust nor anyone on its behalf has consulted E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements of (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) of reportable events (as described in paragraph
(a)(1)(v) of said Item 304).

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

WILLIAM J. COPELAND

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

JEFF A. KOZEMCHAK

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

SEMI-ANNUAL REPORT

AS OF SEPTEMBER 30, 1999

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 Federated

 World-Class Investment Manager

Tax-Free Instruments Trust

Established 1981

17TH SEMI-ANNUAL REPORT

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 Federated

 Tax-Free Instruments Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 876924101
Cusip 876924200
8110107 (11/99)

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